UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21700

Tortoise North American Energy Corporation
(Exact name of registrant as specified in charter)

10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)

David J. Schulte
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 29, 2008

Item 1. Schedule of Investments.

Tortoise North American Energy Corporation
SCHEDULE OF INVESTMENTS (Unaudited)

	February 29, 2008
	Shares	Fair Value
Canadian Trusts — 66.0%(1)
Coal — 1.6%(1)
Royal Utilities Income Fund	188,600	$2,032,286

Crude/Refined Products Pipeline — 12.3%(1)
Pembina Pipeline Income Fund	899,100	15,510,549

Electric Generation/Services — 4.3%(1)
Innergex Power Income Fund	216,800	2,633,689
Northland Power Income Fund	219,900	2,818,887
		5,452,576
Natural Gas Gathering/Processing — 33.5%(1)
AltaGas Income Trust	468,500	12,016,118
Keyera Facilities Income Fund	870,000	16,803,904
Spectra Energy Income Fund (2)	1,329,050	13,308,064
		42,128,086
Natural Gas/Natural Gas Liquids Pipelines — 3.5%(1)
Enbridge Income Fund	408,200	4,361,271

Oil and Gas Royalty Trusts — 10.8%(1)
ARC Energy Trust	177,200	4,244,009
Crescent Point Energy Trust	280,000	7,727,966
Enerplus Resources Fund	39,200	1,691,613
		13,663,588

Total Canadian Trusts (Cost $76,178,790)		83,148,356

Common Stock — 8.7%(1)

Canada — 0.0%(1)
Natural Gas Gathering/Processing — 0.0%(1)
AltaGas Utility Group Inc.	4,685	31,814

Republic of the Marshall Islands — 6.0%(1)
Shipping — 6.0%(1)
Navios Maritime Partners L.P.	75,000	1,155,000
Seaspan Corporation	169,300	4,836,901
Teekay Offshore Partners L.P.	63,700	1,613,521
		7,605,422
United States — 2.7%(1)
Global Infrastructure — 2.7%(1)
Macquarie Infrastructure Company LLC	100,600	3,371,106

Total Common Stock (Cost $10,939,041)		11,008,342

Master Limited Partnerships and
Related Companies — 60.9%(1)

United States — 60.9%(1)
Crude/Refined Products Pipeline — 36.7%(1)
Enbridge Energy Management, L.L.C.(3)	287,987	15,061,737
Kinder Morgan Management, LLC(3)(4)	353,085	19,246,683
Magellan Midstream Partners, L.P.	97,200	4,209,732
NuStar Energy L.P.	16,500	881,265
Plains All American Pipeline, L.P.	75,700	3,614,675
SemGroup Energy Partners, L.P.	83,900	2,091,627
TEPPCO Partners, L.P.	30,713	1,159,723
		46,265,442

Natural Gas/Natural Gas Liquids Pipelines — 21.3%(1)
El Paso Pipeline Partners, L.P.	95,300	2,233,832
Energy Transfer Partners, L.P.	174,600	8,366,832
Enterprise Products Partners L.P.	188,500	5,837,845
ONEOK Partners, L.P.	48,200	2,989,846
TC PipeLines, LP	216,951	7,413,216
		26,841,571
Propane Distribution — 2.2%(1)
Inergy, L.P.	94,386	2,757,015

Shipping — 0.7%(1)
OSG America L.P.	62,135	869,890

Total Master Limited Partnerships and
Related Companies (Cost $59,075,590)		76,733,918

Corporate Bonds — 11.6%(1)	Principal Amount
Canada — 4.7%(1)
Oil Sands Producers — 4.7%(1)
OPTI Canada Inc., 7.875%, 12/15/2014(5)	$3,500,000	3,403,750
OPTI Canada Inc., 8.25%, 12/15/2014(5)	2,500,000	2,468,750
		5,872,500
United States — 6.9%(1)
Crude/Refined Products Pipeline — 5.4%(1)
SemGroup, L.P., 8.75%, 11/15/2015(5)	7,300,000	6,789,000

Electric Generation/Services — 1.5%(1)
NRG Energy, Inc., 7.25%, 2/1/2014	1,000,000	976,250
NRG Energy, Inc., 7.375%, 2/1/2016	1,000,000	963,750
		1,940,000
Total Corporate Bonds (Cost $15,387,187)		14,601,500

Short-Term Investments — 1.5%(1)	Shares
Ireland — 1.0%(1)
Fidelity Institutional Cash Fund PLC, 4.01% (6) (7)	1,259,913	$1,280,790

United States — 0.5%(1)
First American Government Obligations Fund - Class Y, 2.86%(6)	586,152	586,152
Total Short-Term Investments (Cost $1,842,846)		1,866,942

Total Investments — 148.8%(1) (Cost $163,423,454)		187,359,058
Long-Term Debt Obligations — (31.8%)(1)		(40,000,000)
Interest Rate Swap Contracts — (3.3%)(1)
$55,000,000 notional — Unrealized Depreciation		(4,216,180)
Forward Foreign Currency Contracts — (1.2%)(1)
Canadian Dollar Currency Contracts— Unrealized Depreciation		(1,529,772)
Other Assets and Liabilities — (0.6%)(1)		(703,500)
Preferred Shares at Redemption Value — (11.9%)(1)		(15,000,000)

Total Net Assets Applicable to Common
Stockholders — 100.0%(1)		$125,909,606

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Affiliated investment; the Company owns 5% or more of the outstanding voting securities of the issuer.
(3) Security distributions are paid-in-kind.
(4) All or a portion of the security is segregated as collateral for the unrealized depreciation of interest rate swap contracts and forward foreign currency contracts.
(5) Restricted securities have a total fair value of $12,661,500 which represents 10.1% of net assets.
(6) Rate reported is the current yield as of February 29, 2008.
(7) Value of shares denominated in Canadian dollars.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the principal amount, acquisition date(s), acquisition cost and percent of net assets which the securities comprise.
Company	Principal Amount	Acquisition Date(s)	Acquisition Cost	Fair Value as Percent of Net Assets
OPTI Canada Inc., 7.875%, 12/15/2014	$ 3,500,000	06/25/07	$ 3,500,000	2.7%
OPTI Canada Inc., 8.25%, 12/15/2014	2,500,000	12/08/06-12/14/06	2,533,250	2.0
SemGroup, L.P., 8.75%, 11/15/2015	7,300,000	11/04/05-02/21/06	7,370,290	5.4
			$13,403,540	10.1%

Investments representing 5 percent or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the Investment Company Act of 1940. The fair value of the affiliated security held by the Company as of February 29, 2008 amounted to $13,308,064, representing 10.6 percent of net assets applicable to common stockholders.  A summary of affiliated transactions for the company which was an affiliate at February 29, 2008 or during the period from December 1, 2007 through February 29, 2008, is as follows:

	Share Balance 11/30/07	Gross Additions	Gross Reductions	Realized Gain (Loss)	Dividend Income	February 29, 2008
						Share Balance	Fair Value
Spectra Energy Income Fund	1,329,050	$ -	$ -	$ -	$240,002	1,329,050	$13,308,064

As of February 29, 2008, the aggregate cost of securities for federal income tax purposes was $161,410,807.  At February 29, 2008, the aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $28,751,656, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $2,803,405 and the net unrealized appreciation was $25,948,251.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE NORTH AMERICAN ENERGY CORPORATION

Date: April 24, 2008	By:	/s/David J. Schulte
David J. Schulte
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

TORTOISE NORTH AMERICAN ENERGY CORPORATION

Date: April 24, 2008	By:	/s/David J. Schulte
David J. Schulte
President and Chief Executive Officer

Date: April 24, 2008	By:	/s/Terry Matlack
Terry Matlack
Chief Financial Officer